Segment Information - Additional Information (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenues	$ 2,986.4	$ 3,083.8	$ 2,716.3
Percentage of accounts receivable due from one customer		10.50%
Accounts receivable		$ 60.0
Accounts Receivable, Noncurrent	86.8
Accounts Receivable, Current	$ 100.9
Percentage of accounts receivable due from two customer, current	12.50%
Percentage of accounts receivable due from two customer, non current	10.80%
Starz Business [Member]
Revenues	$ 545.9	775.5	$ 648.2
Amount due from customer	33.4	157.6
Motion Picture And Television Production [Member]
Revenue from one individual external customer	$ 411.1	$ 337.1
Maximum [Member]
Percentage of total revenue	10.00%
Percentage of accounts receivable due from one customer		10.00%
Percentage of accounts receivable due from two customer	10.00%
Maximum [Member] | Motion Picture And Television Production [Member]
Percentage of revenue from one individual external customer	10.00%	10.00%